united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-23066

Advisors Preferred Trust
(Exact name of registrant as specified in charter)

1445 Research Blvd, Suite 530, Rockville, MD	20850
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2734

Date of fiscal year end:	9/30

Date of reporting period:	9/30/24

Item 1. Reports to Stockholders.

(a)

Spectrum Active Advantage Fund

Investor Class (SAPEX )

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about Spectrum Active Advantage  Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund  and its performance at www.thespectrumfunds.com/fund-documents. You can also request this information by contacting us at (866) 862-9686.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$193	1.75%

How did the Fund perform during the reporting period?

The Spectrum Active Advantage Fund returned 20.00% from October 1, 2023 – September 30, 2024. The Fund’s primary benchmark, the S&P 500 Total Return Index was up 36.35%.

The Sub-advisor held the Fund in a defensive position in October 2023, as equity markets contracted. Strength in November led many indexes to break through their 200-day moving average. As the technical condition improved, the Sub-advisor increased the Fund’s equity exposure. Market breadth broadened in November and December. The Federal Reserve’s pivot to a more dovish stance in early December provided support to equities. The Sub-advisor expanded equity exposure to greater than 100% leverage.  The large cap S&P Index achieved new highs in January, while small and mid-cap stocks struggled. Equity markets gained ground in February; but, the path was jagged, and a market sell-off midmonth prompted the Sub-advisor to reduce exposure. The Sub-advisor’s defensive reaction was reversed as positive sentiment prevailed at month’s end. Equity markets pushed higher in March as investors looked forward to the Fed’s rate cuts. Markets saw a derisking in April with the uncertainty of the timing and number of anticipated rate cuts. The Fund shifted from higher exposure early in the month to a more defensive stance. Broadening market breadth in May helped lift equities. The Fund moved rapidly to higher exposure, focusing on large caps and tactical trades. The broadening breadth dissipated in June, and the Fund remained in large caps. A market rotation in July from technology and discretionary sectors into mid and small-caps boosted their returns. The Fund shifted some exposure away from large caps, added small and mid-caps, and rotated a portion of its cap-weighted to equal weighted ETF’s. Equity markets began August with sharp losses. The Fund managed the volatility through tactical exposure and beta adjustment. Markets were jagged in September, although the major averages did post positive returns. Weakness early in September resulted in the Sub-advisor positioning the Fund defensively, and then to quickly add exposure mid-month. The Fund maintained a leverage factor of 143.74% at the end of the period.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Spectrum Active Advantage Fund - $16,573
S&P 500® Index - $32,332
$40,000
$30,000
$20,000
$10,000
$0
$32,332
$16,573
Jun-2015
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024

	Spectrum Active Advantage Fund	S&P 500® Index
Jun-2015	$10,000	$10,000
Sep-2015	$9,305	$9,155
Sep-2016	$9,799	$10,568
Sep-2017	$11,111	$12,535
Sep-2018	$12,563	$14,780
Sep-2019	$12,926	$15,408
Sep-2020	$15,054	$17,742
Sep-2021	$20,159	$23,066
Sep-2022	$14,339	$19,497
Sep-2023	$13,811	$23,712
Sep-2024	$16,573	$32,332

Average Annual Total Returns

	1 Year	5 Years	Since Inception (June 1, 2015)
Spectrum Active Advantage Fund	20.00%	5.10%	5.56%
S&P 500® Index	36.35%	15.98%	13.40%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$8,821,849
Number of Portfolio Holdings	16
Advisory Fee	$103,332
Portfolio Turnover	1,756%

Investment Model Exposure 1.44 (1=100%)

(value greater than 1 indicates use of leverage)

Pie chart indexed to 100%, net exposure

Value	Value
S&P 500 Index	50.84
Equity Other	40.66
NASDAQ 100 Index	32.15
Cash Management	15.00
Russell 2000 Index	5.10

What did the Fund invest in?

Portfolio Allocation (% of total (including notional) exposure)

S&P 500 Index	50.84%
Equity Other	40.66%
NASDAQ 100 Index	32.15%
Cash Management	15.00%
Russell 2000 Index	5.10%
143.75%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Invesco S&P 500 Equal Weight ETF	14.8%
VanEck Semiconductor ETF	10.0%
Invesco S&P 500 Momentum ETF	9.7%
SPDR Bloomberg Convertible Securities ETF	7.9%
VanEck High Yield Muni ETF	7.1%
iShares MSCI USA Momentum Factor ETF	5.1%
Consumer Discretionary Select Sector SPDR Fund	5.0%
iShares Expanded Tech-Software Sector ETF	5.0%
Vanguard FTSE All-World ex-US ETF	4.9%
United States Treasury Bill, –%, 12/05/24	2.6%

The Fund holds the following cash futures positions:  $2.8 million CME E-Mini NASDAQ 100, $2.3 million CME E-Mini Standard & Poor's 500 Index, $950 thousand CME E-Mini Standard and Poor's MidCap 400 Index, $450 thousand CME E-Mini Russell 200 Index.  Please refer to the annual shareholder report (address below) for a complete listing of the Fund’s holdings.

Material Fund Changes

No material changes occurred during the year ended September 30, 2024.

Spectrum Active Advantage Fund - Investor (SAPEX )

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.thespectrumfunds.com/fund-documents ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-SAPEX

Spectrum Low Volatility Fund

Investor Class (SVARX )

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about Spectrum Low Volatility Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund  and its performance at www.thespectrumfunds.com/fund-documents. You can also request this information by contacting us at (866) 862-9686.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$254	2.39%

How did the Fund perform during the reporting period?

The Spectrum Low Volatility Fund returned 12.91% from October 1, 2023 – September 30, 2023. The Fund’s primary benchmark, the Morningstar LSTA U.S. Leveraged Loan 100 Total Return Index, returned 9.49%.

In October 2023, the Federal Reserve stated its goal to contain inflation through “higher for longer” interest rates. Choppy trading patterns prevailed in the bond markets. The Fund maintained a defensive stance. Markets were resilient in November as rates slipped. The Fund added exposure across several categories, especially high yield. The Fed’s signals in December were more dovish; but in January, the Fed noted that it would not begin lowering rates until later in the year. Markets were jagged. The Fund increased exposure to floating rate and high yield instruments, but decreased exposure in these areas in February as momentum weakened. The Sub-advisor reacted to March’s bond volatility by trading high yield and municipal instruments tactically. As Treasury prices slipped in April, the Fund exited high yield bond and preferred stock instruments and increased floating rate/bank loan positions. Many bond class prices meandered. The Fund added positions in those areas that showed improvement, primarily in high yield and municipal bond classes. The Fund kept trading light in June while trends struggled for traction. At the end of July, Powell hinted that weaker economic data supported rate cuts beginning shortly. He noted in August that inflation was on a sustainable path toward the 2% target. The Fund kept trading light in high yield, asset-backed and floating rate while adding to municipal bond investments. The largest change was a decrease in floating rate. With the 50-basis point rate cut in September, the Fund made minor changes, adding high yield, and tempered moderately mortgage-backed and municipal bond instruments. A weakened U.S. dollar, made emerging debt more attractive, and the Fund added emerging market bonds in September.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Spectrum Low Volatility Fund - $19,616
Morningstar LSTA US Leveraged Loan 100 TR USD - $15,480
$20,000
$15,000
$10,000
$5,000
$0
$19,616
$15,480
Sep-2014
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024

	Spectrum Low Volatility Fund	Morningstar LSTA US Leveraged Loan 100 TR USD
Sep-2014	$10,000	$10,000
Sep-2015	$10,203	$9,902
Sep-2016	$11,533	$10,501
Sep-2017	$12,838	$10,983
Sep-2018	$12,974	$11,528
Sep-2019	$13,638	$11,924
Sep-2020	$16,196	$12,128
Sep-2021	$17,950	$12,936
Sep-2022	$16,985	$12,427
Sep-2023	$17,373	$14,138
Sep-2024	$19,616	$15,480

Average Annual Total Returns

	1 Year	5 Years	10 Years
Spectrum Low Volatility Fund	12.91%	7.54%	6.97%
Morningstar LSTA US Leveraged Loan 100 TR USD	9.49%	5.36%	4.47%

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE FUND OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$234,987,306
Number of Portfolio Holdings	27
Advisory Fee	$4,771,230
Portfolio Turnover	372%

Investment Model Exposure 2.02 (1=100%)

(value greater than 1 indicates use of leverage)

Pie chart indexed to 100%, net exposure

Value	Value
High Yield Bond	78.67
Preferred	43.66
Bond Other	39.08
Municipal	19.66
Government	9.92
Mortgage-Backed	9.79
Floating Rate	1.29
HY Credit Default Swaps	0.00

What did the Fund invest in?

Portfolio Allocation (% of total (including notional) exposure)

High Yield Bond	78.67%
Preferred	43.66%
Bond Other	39.08%
Municipal	19.66%
Government	9.92%
Mortgage-Backed	9.79%
Floating Rate	1.29%
HY Credit Default Swaps	0.00%
202.07%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
BlackRock High Yield Bond Portfolio	14.4%
First Eagle Funds - First Eagle High Income Fund, Class I	9.8%
PIMCO High Yield Fund, Institutional Class	9.8%
American High-Income Trust, Class F-3	9.6%
Fidelity Government Portfolio, Institutional Class	8.2%
JPMorgan High Yield Fund, Class R6	7.9%
Axonic Strategic Income Fund, Class I	5.0%
Buffalo High Yield Fund, Inc., Institutional Class	4.9%
Holbrook Structured Income Fund, Class I	4.8%

The Fund generally invests its assets in the above eight categories. A zero "0" indicates no assets for this category as of the end of the reporting period. In addition to the top ten cash holdings, significant exposure in the Fund was attained by the following swaps on mutual funds: $34.8 million Eaton Vance Emerging Markets Debt Opportunities Fund, $34.1 million PIMCO Preferred and Capital Securities Fund, $23.2 million PIMCO Emerging Markets Bond Fund, $23.1 million First Eagle High Yield Municipal Fund.  Please refer to the annual shareholder report (address below) for a complete listing of the Fund's holdings.

Material Fund Changes

No material changes occurred during the year ended September 30, 2024.

Spectrum Low Volatility Fund - Investor (SVARX )

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.thespectrumfunds.com/fund-documents ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-SVARX

Spectrum Unconstrained Fund - Investor (SUNBX)

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about Spectrum Unconstrained Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund  and its performance at www.thespectrumfunds.com/fund-documents. You can also request this information by contacting us at (866) 862-9686.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$256	2.41%

How did the Fund perform during the reporting period?

The Spectrum Unconstrained Fund returned 12.63% from October 1, 2023 - September 30, 2024. The Fund's primary benchmark, the Morningstar LSTA US Leveraged Loan Total Return Index, returned 9.49%.

In October 2023, the Federal Reserve stated its goal to contain inflation through "higher for longer" interest rates. Choppy trading patterns prevailed in the bond markets. The Fund maintained an aggressive stance for the last two months of 2023 as rates slipped. The Fund added exposure across several categories, especially high yield. The Fed's signals in December were more dovish; but in January, the Fed noted that it would not begin lowering rates until later in the year. Markets were jagged. The Fund increased exposure to floating rate and high yield instruments, but decreased exposure in these areas in February as momentum weakened. The Sub-advisor reacted to March's bond volatility by trading high yield and municipal instruments tactically. As Treasury prices slipped in April, the Fund exited high yield bond and preferred stock instruments and increased floating rate/bank loan positions. Many bond class prices meandered. The Fund rotated into those areas that showed improvement, primarily in high yield and municipal bond classes. The Fund kept exposure lower in early summer, while trends struggled for traction. At the end of July, Powell hinted that weaker economic data supported rate cuts beginning shortly. He noted in August that inflation was on a sustainable path toward the 2% target. The Fund kept trading light in high yield, asset-backed and floating rate while adding to municipal bond investments. The largest change was a decrease in floating rate bonds. With the 50-basis point rate cut in September, the Fund made minor changes, adding high yield, and tempered moderately mortgage-backed and reduced exposure to municipals as interest rates began to climb into October. A weakened US dollar made emerging debt more attractive and the Fund added emerging market bonds in September.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Spectrum Unconstrained Fund - $11,039
Morningstar LSTA US Leveraged Loan 100 TR USD - $12,180
$15,000
$10,000
$5,000
$0
$12,180
$11,039
Apr-2021
Sep-2021
Sep-2022
Sep-2023
Sep-2024

	Spectrum Unconstrained Fund	Morningstar LSTA US Leveraged Loan 100 TR USD
Apr-2021	$10,000	$10,000
Sep-2021	$10,470	$10,178
Sep-2022	$9,820	$9,778
Sep-2023	$9,801	$11,124
Sep-2024	$11,039	$12,180

Average Annual Total Returns

	1 Year	Since Inception (April 16, 2021)
Spectrum Unconstrained Fund	12.63%	2.90%
Morningstar LSTA US Leveraged Loan 100 TR USD	9.49%	5.87%

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE FUND OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$7,932,441
Number of Portfolio Holdings	15
Advisory Fee	$161,179
Portfolio Turnover	137%

Investment Model Exposure 2.12 (1=100%)

(value greater than 1 indicates use of leverage)

Pie chart indexed to 100%, net exposure

Value	Value
High Yield Bonds	71.18
Municipal Bonds	58.87
Securitized Credit	31.57
Emerging Market Bonds	24.74
Preferred Stock	15.09
Government Bonds	10.06
Convertible Bonds	0.00
Senior Loans	0.00
Investment Grade Bonds	0.00

What did the Fund invest in?

Portfolio Allocation (% of total (including notional) exposure)

High Yield Bonds	71.18%
Municipal Bonds	58.87%
Securitized Credit	31.57%
Emerging Market Bonds	24.74%
Preferred Stock	15.09%
Government Bonds	10.06%
Convertible Bonds	0.00%
Senior Loans	0.00%
Investment Grade Bonds	0.00%
211.51%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Holbrook Structured Income Fund, Class I	20.9%
First Eagle Funds - First Eagle High Income Fund, Class I	19.0%
Bramshill Multi Strategy Income Fund Institutional Class, Institutional Class	10.7%
Buffalo High Yield Fund, Inc., Institutional Class	10.6%
PIMCO Emerging Markets Bond Fund, Class I-2	10.0%
Fidelity Government Portfolio, Institutional Class	2.6%
First American Government Obligations Fund Class Z, Class Z	2.6%

The Fund generally invests its assets in the above nine categories. A zero "0" indicates no assets for this category as of the end of the reporting period. In addition to the top ten cash holdings, significant exposure in the Fund was attained by the following swaps on ETFs: $4.0 million iShares iBoxx $ High Yield Corporate Bond ETF and $1.6 million VanEck High Yield Muni ETF.  Please refer to the annual shareholder report (address below) for a complete listing of the Fund’s holdings.

Material Fund Changes

No material changes occurred during the year ended September 30, 2024.

Spectrum Unconstrained Fund - Investor (SUNBX)

Annual Shareholder Report - September 30, 2024

Additional information is available on the Fund's website ( www.thespectrumfunds.com/fund-documents ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-SUNBX

(b)       Not applicable

Item 2. Code of Ethics.

(a)        The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)         N/A

(c)        During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)        During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)         N/A

(f)         See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)	The Registrant’s board of trustees has determined that Felix Rivera is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Rivera is independent for purposes of this Item 3.

(a)(2) Not applicable.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2024 - $46,800
2023 –$44,250

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

2024 - None
2023 - None

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2024 - $9,750
2023 –$9,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended September 30, 2024 and 2023, respectively.

(e)(1) The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2) There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)       Not applicable. The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g)       All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended September 30, 2024 and 2023 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)        Not applicable.

(i)        Not applicable.

(j)        Not applicable.

Item 5. Audit Committee of Listed Registrants. Not applicable.

Item 6. Investments. The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Spectrum Low Volatility Fund Spectrum Active Advantage Fund Spectrum Unconstrained Fund

Annual Financial Statements
September 30, 2024

Investor Information: 1-866-862-9686

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Spectrum Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Ceros Financial Services, Inc.
Member FINRA

SPECTRUM LOW VOLATILITY FUND
PORTFOLIO OF INVESTMENTS
September 30, 2024

Shares		Fair Value
	OPEN END-FUNDS — 66.3%
	FIXED INCOME — 66.3%
2,279,276	American High-Income Trust, Class F-3	$22,542,036
1,284,420	Axonic Strategic Income Fund, Class I	11,675,379
4,689,128	BlackRock High Yield Bond Portfolio, Class K	33,949,290
1,061,563	Buffalo High Yield Fund, Inc., Institutional Class	11,443,652
2,634,574	First Eagle Funds - First Eagle High Income Fund, Class I	23,184,254
1,152,448	Holbrook Structured Income Fund, Class I	11,328,564
2,823,375	JPMorgan High Yield Fund, Class R6	18,690,418
2,831,835	PIMCO High Yield Fund, Institutional Class	23,079,456
		155,893,049

	TOTAL OPEN-END FUNDS (Cost $152,428,347)	155,893,049

	SHORT-TERM INVESTMENTS — 8.1%
	MONEY MARKET FUND — 8.1%
18,929,105	Fidelity Government Portfolio, Institutional Class, 4.84% (Cost $18,929,105)(a)	18,929,105

	TOTAL INVESTMENTS — 74.4% (Cost $171,357,452)	$174,822,154
	OTHER ASSETS IN EXCESS OF LIABILITIES — 25.6%	60,165,152
	NET ASSETS — 100.0%	$234,987,306

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized (Depreciation)
204	CBOT 10 Year US Treasury Note	12/20/2024	$23,313,375	$(54,193)

	TOTAL FUTURES CONTRACTS

(a)	Rate disclosed is the seven-day effective yield as of September 30, 2024.

See accompanying notes to financial statements.

SPECTRUM LOW VOLATILITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2024

TOTAL RETURN SWAPS

Number of Shares	Reference Entity	Notional Amount at September 30, 2024	Interest Rate Payable (1)	Termination Date	Counterparty	Unrealized Appreciation (Depreciation)
Long Position:
1,118,611	BrandywineGLOBAL - High Yield Fund, Class IS*	$11,588,814	USD SOFR plus 165 bp	9/20/2027	BRC	$—
315,790	Credit Suisse Strategic Income Fund, Class I Shares*	3,022,105	USD SOFR plus 165 bp	6/14/2027	BRC	—
4,390,863	Eaton Vance Emerging Markets Debt Opportunities Fund, Class I*	34,819,543	USD SOFR plus 165 bp	9/13/2027	BRC	—
2,625,571	First Eagle High Yield Municipal Fund, Class I	23,105,023	USD-SOFR plus 165 bp	9/23/2025	NGFP	73,844
2,246,836	MainStay McKay Short Duration High Income Fund, Class I*	21,547,152	USD SOFR plus 165 bp	5/3/2027	BRC	—
1,099,389	Nuveen High Yield Income Fund, Class R6*	19,953,914	USD FED plus 165 bp	9/7/2025	BRC	—
700,720	Nuveen Preferred Securities & Income Fund, Class R6*	11,092,403	USD SOFR plus 165 bp	5/7/2027	BRC	—
726,688	Nuveen Preferred Securities & Income Fund, Class R7*	11,503,473	USD FED plus 165 bp	10/2/2025	CBC	—
729,596	Nuveen Preferred Securities & Income Fund, Class I	11,520,314	USD-SOFR plus 165 bp	9/29/2025	NGFP	99,801
2,001,803	Osterweis Strategic Income Fund*	22,460,234	USD SOFR plus 165 bp	7/12/2027	BRC	—
2,648,402	PIMCO Emerging Markets Bond Fund, Institutional Class	23,200,000	USD-SOFR plus 165 bp	10/20/2025	NGFP	(6,829)
2,075,829	PIMCO Income Fund, Institutional Class*	22,398,199	USD SOFR plus 165 bp	6/7/2027	BRC	—
1,057,063	PIMCO Income Fund, Institutional Class*	11,405,706	USD FED plus 165 bp	10/1/2025	CBC	—
1,178,414	PIMCO Preferred and Capital Securities Fund, Institutional Class*	11,124,229	USD FED plus 165 bp	7/2/2025	CBC	—
2,438,503	PIMCO Preferred and Capital Securities Fund, Institutional Class*	23,019,465	USD FED plus 165 bp	9/30/2025	CBC	—
1,235,103	Principal Spectrum Preferred and Capital Securities Income Fund, Class Institutional	11,535,861	USD-SOFR plus 165 bp	9/29/2025	NGFP	122,518
2,442,244	Principal Spectrum Preferred and Capital Securities Income Fund, Class R-6*	22,786,139	USD-SOFR plus 165 bp	7/8/2027	BRC	—
				Total:		$289,334

BRC - Barclays Capital

CIBC - Canadian Imperial Bank of Commerce

FED - Federal Funds Effective Rate

NGFP - Nomura Global Financial Products, Inc.

SOFR - Secured Overnight Financing Rate

(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

*	Swap contract reset at September 30, 2024.

See accompanying notes to financial statements.

SPECTRUM ACTIVE ADVANTAGE FUND
PORTFOLIO OF INVESTMENTS
September 30, 2024

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 69.4%
	EQUITY — 54.4%
2,200	Consumer Discretionary Select Sector SPDR Fund			$440,814
7,300	Invesco S&P 500 Equal Weight ETF			1,307,868
9,400	Invesco S&P 500 Momentum ETF			852,016
4,900	iShares Expanded Tech-Software Sector ETF(a)			437,913
2,200	iShares MSCI USA Momentum Factor ETF			446,072
3,600	VanEck Semiconductor ETF			883,620
6,900	Vanguard FTSE All-World ex-US ETF			434,700
				4,803,003
	FIXED INCOME — 15.0%
9,100	SPDR Bloomberg Convertible Securities ETF			696,969
11,800	VanEck High Yield Muni ETF			626,226
				1,323,195

	TOTAL EXCHANGE-TRADED FUNDS (Cost $5,982,370)			6,126,198

Principal		Coupon Rate
Amount ($)		(%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 2.6%
	U.S. TREASURY BILL — 2.6%
229,000	United States Treasury Bill(b)	4.5000	12/05/24	227,134

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $226,998)			227,134

Shares
	SHORT-TERM INVESTMENTS — 3.7%
	MONEY MARKET FUNDS — 3.7%
164,516	Fidelity Government Portfolio, Institutional Class, 4.84%(c)			164,516
164,516	First American Government Obligations Fund, Class Z, 4.79%(c)			164,516
	TOTAL MONEY MARKET FUNDS (Cost $329,032)			329,032

	TOTAL SHORT-TERM INVESTMENTS (Cost $329,032)			329,032

	TOTAL INVESTMENTS — 75.7% (Cost $6,538,400)			$6,682,364
	OTHER ASSETS IN EXCESS OF LIABILITIES — 24.3%			2,139,485
	NET ASSETS — 100.0%			$8,821,849

See accompanying notes to financial statements.

SPECTRUM ACTIVE ADVANTAGE FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2024

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation (Depreciation)
7	CME E-Mini NASDAQ 100 Index	12/20/2024	$2,836,575	$83,160
4	CME E-Mini Russell 2000 Index	12/20/2024	449,840	7,020
8	CME E-Mini Standard & Poor’s 500 Index	12/20/2024	2,325,700	45,920
3	CME E-Mini Standard & Poor’s MidCap 400 Index	12/20/2024	944,580	(5,800)
	TOTAL FUTURES CONTRACTS			$130,300

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	Zero coupon bond; rate disclosed is the effective yield as of September 30, 2024.

(c)	Rate disclosed is the seven-day effective yield as of September 30, 2024.

See accompanying notes to financial statements.

SPECTRUM UNCONSTRAINED FUND
PORTFOLIO OF INVESTMENTS
September 30, 2024

Shares		Fair Value
	OPEN-END FUNDS — 71.4%
	FIXED INCOME — 71.4%
128,073	Bramshill Multi Strategy Income Fund, Institutional Class	$851,688
78,135	Buffalo High Yield Fund, Inc., Institutional Class	842,295
172,207	First Eagle Funds - First Eagle High Income Fund, Class I	1,515,424
169,161	Holbrook Structured Income Fund, Class I	1,662,852
90,361	PIMCO Emerging Markets Bond Fund, Class I-2	791,566
		5,663,825

	TOTAL OPEN-END FUNDS (Cost $5,543,048)	5,663,825

	SHORT-TERM INVESTMENTS — 5.0%
	MONEY MARKET FUNDS — 5.0%
197,903	Fidelity Government Portfolio, Institutional Class, 4.84%(a)	197,903
197,903	First American Government Obligations Fund, Class Z, 4.79%(a)	197,903
	TOTAL MONEY MARKET FUNDS (Cost $395,806)	395,806

	TOTAL SHORT-TERM INVESTMENTS (Cost $395,806)	395,806

	TOTAL INVESTMENTS — 76.4% (Cost $5,938,854)	$6,059,631
	OTHER ASSETS IN EXCESS OF LIABILITIES — 23.6%	1,872,810
	NET ASSETS — 100.0%	$7,932,441

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized (Depreciation)
7	CBOT 10 Year US Treasury Note	12/20/2024	$799,969	$(1,860)

	TOTAL FUTURES CONTRACTS

(a)	Rate disclosed is the seven-day effective yield as of September 30, 2024.

See accompanying notes to financial statements.

SPECTRUM UNCONSTRAINED FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2024

TOTAL RETURN SWAPS

Number of Shares	Reference Entity	Notional Amount at September 30, 2024	Interest Rate Payable (1)	Termination Date	Counterparty	Unrealized Appreciation (Depreciation)
Long Position:
72,289	Buffalo High Yield Fund, Institutional Class	779,277	USD SOFR plus 165 bp	10/13/2025	NGFP	$1,532
148,477	Eaton Vance Emerging Markets Debt Opportunities Fund, Class I*	1,177,424	USD SOFR plus 165 bp	9/13/2027	BRC	—
89,758	First Eagle High Yield Municipal Fund, Class I	789,873	USD SOFR plus 165 bp	9/23/2025	NGFP	8,124
89,245	First Eagle High Yield Municipal Fund, Class I	785,355	USD SOFR plus 165 bp	10/6/2025	NGFP	4,437
50,300	iShares iBoxx $ High Yield Corporate Bond ETF	4,039,090	USD FROB plus 55 bp	4/1/2025	NGFP	63,444
55,683	North Square Preferred and Income Securities Fund, Class I	1,199,962	USD SOFR plus 165 bp	9/19/2025	NGFP	20,742
30,100	VanEck High Yield Muni ETF	1,597,407	USD FROB plus 55 bp	4/1/2025	NGFP	204
						$98,483

BRC - Barclays Capital

FROB - Federal Reserve Overnight Bank Funding Rate

NGFP - Nomura Global Financial Products, Inc.

SOFR - Secured Overnight Financing Rate

(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

*	Swap contract reset at September 30, 2024.

See accompanying notes to financial statements.

Spectrum Funds
Statements of Assets and Liabilities
September 30, 2024

	Spectrum Low	Spectrum Active	Spectrum
	Volatility Fund	Advantage Fund	Unconstrained Fund
ASSETS
Investment securities:
At cost	$171,357,452	$6,538,400	$5,938,854
At value	$174,822,154	$6,682,364	$6,059,631
Segregated cash - collateral for swaps	56,959,306	—	1,760,000
Receivable for swaps	2,728,318	—	26,952
Deposit with broker for futures	411,250	277,161	14,101
Dividend and interest receivable	293,158	5,140	12,636
Receivable for Fund shares sold	109,958	—	—
Receivable for securities sold	—	1,741,776	—
Unrealized appreciation on swaps	296,163	—	98,483
Unrealized appreciation on futures	—	136,100	—
Prepaid expenses and other assets	18,905	—	—
TOTAL ASSETS	235,639,212	8,842,541	7,971,803

LIABILITIES
Payable for swaps	109,085	—	—
Investment advisory fees payable	398,830	10,586	13,878
Payable for Fund shares redeemed	74,604	1,481	20,032
Unrealized depreciation on futures	54,193	5,800	1,860
Shareholder servicing fees payable	8,365	212	194
Unrealized depreciation on swaps	6,829	—	—
Payable to related party	—	2,613	3,398
TOTAL LIABILITIES	651,906	20,692	39,362
NET ASSETS	$234,987,306	$8,821,849	$7,932,441

NET ASSET VALUE
Net Assets	$234,987,306	$8,821,849	$7,932,441
Shares of beneficial interest outstanding	9,156,871	478,368	407,783
Net Asset Value, Offering and Redemption Price Per Share (Net Assets ÷ Shares Outstanding)	$25.66	$18.44	$19.45

NET ASSETS CONSIST OF:
Paid in capital ($0 par value, unlimited shares authorized)	$219,999,218	$13,517,548	$8,343,201
Accumulated earnings (deficits)	14,988,088	(4,695,699)	(410,760)
NET ASSETS	$234,987,306	$8,821,849	$7,932,441

See accompanying notes to financial statements.

Spectrum Funds
Statements of Operations
For the Year Ended September 30, 2024

	Spectrum Low	Spectrum Active	Spectrum
	Volatility Fund	Advantage Fund	Unconstrained Fund
INVESTMENT INCOME
Dividends	$8,475,064	$74,002	$277,450
Interest	3,232,456	225,147	167,104
TOTAL INVESTMENT INCOME	11,707,520	299,149	444,554

EXPENSES
Investment advisory fees	4,771,230	112,332	170,179
Administration expenses (Note 5)	430,851	16,243	17,980
Shareholder servicing fees	88,756	2,247	2,375
Miscellaneous expenses	9,000	9,000	9,000
TOTAL EXPENSES	5,299,837	139,822	199,534
Less: Expenses waived by the Advisor	—	(9,000)	(9,000)
NET EXPENSES	5,299,837	130,822	190,534
NET INVESTMENT INCOME	6,407,683	168,327	254,020

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Investments	8,528,672	447,571	108,881
Swaps	9,678,563	—	369,811
Futures	143,910	369,811	(18,781)
TOTAL NET REALIZED GAIN	18,351,145	817,382	459,911

Net change in unrealized appreciation (depreciation) on:
Investments	1,920,792	138,070	110,742
Swaps	289,334	—	98,814
Futures	(54,193)	238,818	(1,860)
TOTAL NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	2,155,933	376,888	207,696

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	20,507,078	1,194,270	667,607

NET INCREASE IN NET ASSETS FROM OPERATIONS	$26,914,761	$1,362,597	$921,627

See accompanying notes to financial statements.

Spectrum Low Volatility Fund
Statements of Changes in Net Assets

	For the	For the
	Year Ended	Year Ended
	September 30, 2024	September 30, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$6,407,683	$8,016,704
Net realized gain (loss) from investments, swaps, and futures contracts	18,351,145	(3,464,055)
Capital gain distibutions from underlying investment companies	—	73,944
Net change in unrealized appreciation (depreciation) of investments, swaps and futures contracts	2,155,933	1,543,910
Net increase in net assets resulting from operations	26,914,761	6,170,503

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions	(9,751,779)	(3,033,973)
Net decrease in net assets from distributions to shareholders	(9,751,779)	(3,033,973)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	62,662,559	70,918,337
Net asset value of shares issued in reinvestment of distributions	8,677,253	2,662,593
Payments for shares redeemed	(89,669,262)	(144,194,788)
Net decrease in net assets from shares of beneficial interest	(18,329,450)	(70,613,858)

TOTAL DECREASE IN NET ASSETS	(1,166,468)	(67,477,328)

NET ASSETS
Beginning of Year	236,153,774	303,631,102
End of Year	$234,987,306	$236,153,774

SHARE ACTIVITY
Shares Sold	2,527,215	2,975,489
Shares Reinvested	360,504	112,760
Shares Redeemed	(3,664,104)	(6,086,099)
Net decrease in shares of beneficial interest outstanding	(776,385)	(2,997,850)

See accompanying notes to financial statements.

Spectrum Active Advantage Fund
Statements of Changes in Net Assets

	For the	For the
	Year Ended	Year Ended
	September 30, 2024	September 30, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income income	$168,327	$179,733
Net realized gain (loss) from investments and futures contracts	817,382	(375,884)
Net change in unrealized appreciation (depreciation) of investments, swaps and futures contracts	376,888	(102,684)
Net increase (decrease) in net assets resulting from operations	1,362,597	(298,835)

DISTRIBUTIONS TO SHAREHOLDERS
From earnings	(148,598)	—
From return of capital	—	(72,303)
Net decrease in net assets from distributions to shareholders	(148,598)	(72,303)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	2,029,664	466,435
Net asset value of shares issued in reinvestment of distributions	148,508	69,743
Payments for shares redeemed	(1,591,766)	(1,720,017)
Net increase (decrease) in net assets from shares of beneficial interest	586,406	(1,183,839)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,800,405	(1,554,977)

NET ASSETS
Beginning of Year	7,021,444	8,576,421
End of Year	$8,821,849	$7,021,444

SHARE ACTIVITY
Shares Sold	114,837	29,214
Shares Reinvested	8,669	4,482
Shares Redeemed	(92,681)	(107,639)
Net increase (decrease) in shares of beneficial interest outstanding	30,825	(73,943)

See accompanying notes to financial statements.

Spectrum Unconstrained Fund
Statements of Changes in Net Assets

	For the	For the
	Year Ended	Year Ended
	September 30, 2024	September 30, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$254,020	$173,380
Net realized gain (loss) from investments, futures and swaps contracts	459,911	(216,886)
Net change in unrealized appreciation (depreciation) of investments and swaps contracts	207,696	9,704
Net increase (decrease) in net assets resulting from operations	921,627	(33,802)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions	(265,613)	(76,767)
Net decrease in net assets from distributions to shareholders	(265,613)	(76,767)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	158,496	789,738
Net asset value of shares issued in reinvestment of distributions	265,260	76,767
Payments for shares redeemed	(645,135)	(474,449)
Net increase (decrease) in net assets from shares of beneficial interest	(221,379)	392,056

TOTAL INCREASE IN NET ASSETS	434,635	281,487

NET ASSETS
Beginning of Year	7,497,806	7,216,319
End of Year	$7,932,441	$7,497,806

SHARE ACTIVITY
Shares Sold	8,348	42,862
Shares Reinvested	14,149	4,209
Shares Redeemed	(34,631)	(26,306)
Net increase (decrease) in shares of beneficial interest outstanding	(12,134)	20,765

See accompanying notes to financial statements.

Spectrum Low Volatility Fund
Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30, 2024	September 30, 2023	September 30, 2022	September 30, 2021	September 30, 2020
Net asset value, beginning of year	$23.77	$23.48	$26.00	$24.79	$21.72
Activity from investment operations:
Net investment income (loss) (1)	0.72	0.65	(0.27)	0.08	0.03
Net realized and unrealized gain (loss) on investments, swaps and futures contracts	2.26	(0.11)	(1.06)	2.53	3.89
Total from investment operations	2.98	0.54	(1.33)	2.61	3.92
Less distributions from:
Net investment income	(1.09)	(0.25)	(1.15)	(0.45)	(0.52)
Net realized gains	—	—	(0.04)	(0.95)	(0.33)
Total distributions	(1.09)	(0.25)	(1.19)	(1.40)	(0.85)
Net asset value, end of year	$25.66	$23.77	$23.48	$26.00	$24.79
Total return (2)	12.91%	2.29%	(5.38)%	10.82%	18.76%
Net assets, end of year (000s)	$234,987	$236,154	$303,631	$444,160	$239,393
Ratio of expenses to average net assets (3)	2.39%	2.34%	2.34%	2.37%	2.51%
Ratio of net investment income (loss) to average net assets (3,4)	2.89%	2.75%	(1.09)%	0.30%	0.14%
Portfolio Turnover Rate	372%	711%	321%	131%	389%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Assumes reinvestment of all dividends and distributions if any.

(3)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Spectrum Active Advantage Fund
Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30, 2024	September 30, 2023	September 30, 2022	September 30, 2021	September 30, 2020
Net asset value, beginning of year	$15.69	$16.45	$30.81	$27.33	$23.64
Activity from investment operations:
Net investment income (loss) (1)	0.39	0.38	(0.27)	(0.12)	(0.09)
Net realized and unrealized gain (loss) on investments, swaps and futures contracts	2.72	(0.99)	(5.63)	8.46	3.95
Total from investment operations	3.11	(0.61)	(5.90)	8.34	3.86
Less distributions from:
Net investment income	(0.36)	—	(0.14)	(0.25)	(0.17)
Net realized gains	—	—	(8.32)	(4.61)	—
Return of capital	—	(0.15)	—	—	—
Total distributions	(0.36)	(0.15)	(8.46)	(4.86)	(0.17)
Net asset value, end of year	$18.44	$15.69	$16.45	$30.81	$27.33
Total return (2)	20.00%	(3.68)%	(28.87)%	33.91%	16.46%
Net assets, end of year (000s)	$8,822	$7,021	$8,576	$18,301	$13,338
Ratio of gross expenses to average net assets (3)	1.87%	1.81%	1.69%	1.77%	1.89%
Ratio of net expenses to average net assets (3)	1.75%	1.69%	1.69%	1.77%	1.89%
Ratio of net investment income (loss) to average net assets (3,4)	2.25%	2.35%	(1.23)%	(0.40)%	(0.36)%
Portfolio Turnover Rate	1756%	1614%	2258%	1294%	831%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Assumes reinvestment of all dividends and distributions if any.

(3)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Spectrum Unconstrained Fund
Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period Presented

	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Period Ended
	September 30, 2024	September 30, 2023	September 30, 2022	September 30, 2021 (a)
Net asset value, beginning of year/period	$17.86	$18.08	$20.69	$20.00
Activity from investment operations:
Net investment income (loss) (1)	0.60	0.43	(0.22)	(0.11)
Net realized and unrealized gain (loss) on investments, futures and swaps	1.62	(0.46)	(0.93)	1.01
Total from investment operations	2.22	(0.03)	(1.15)	0.90
Less distributions from:
Net investment income	(0.63)	(0.19)	(1.20)	(0.21)
Return of capital	—	—	(0.26)	—
Total distributions	(0.63)	(0.19)	(1.46)	(0.21)
Net asset value, end of year/period	$19.45	$17.86	$18.08	$20.69
Total return (2)	12.63%	(0.19)%	(6.03)%	4.50	% (5)
Net assets, end of year/period (000s)	$7,932	$7,498	$7,216	$10,743
Ratio of gross expenses to average net assets (3)	2.52%	2.49%	2.43%	2.33	% (6)
Ratio of net expenses to average net assets (3)	2.41%	2.37%	2.43%	2.33	% (6)
Ratio of net investment (loss) to average net assets (3,4)	3.21%	2.36%	(1.17)%	(1.21	)% (6)
Portfolio Turnover Rate	137%	1418%	395%	75	% (5)

(a)	The Fund commenced operations on April 16, 2021.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Assumes reinvestment of all dividends and distributions if any.

(3)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Recognition of net investment (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Not annualized.

(6)	Annualized.

See accompanying notes to financial statements.

Spectrum Funds
Notes to Financial Statements
September 30, 2024

1.	ORGANIZATION

The Spectrum Low Volatility Fund (the “Low Volatility Fund”), Spectrum Active Advantage Fund (the “Active Advantage Fund”)) and Spectrum Unconstrained Fund (the “Unconstrained Fund”) (collectively, the “Funds”) are each a diversified series of Advisors Preferred Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 15, 2012 and registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Low Volatility Fund’s investment objective is total return with lower downside volatility and risk compared to major stock market indices while the Active Advantage Fund seeks long term capital appreciation. The Unconstrained Fund’s investment objective is total return. Each Fund currently offers one class of shares, Investor Class shares, which is offered at net asset value. The Low Volatility Fund also offers Advisor Class shares, but as of the date of this report none have been issued. The Low Volatility Fund commenced operations on December 16, 2013, the Active Advantage Fund commenced operations on June 1, 2015 and the Unconstrained Fund commenced operations on April 16, 2021. The Trust’s Agreement and Declaration of Trust permits the Trust’s Board of Trustees (“Board”) to authorize and issue an unlimited number of shares of beneficial interest of separate series without par value. The investment adviser to each Fund is Advisors Preferred LLC (the "Adviser"). The investment sub-adviser to each Fund is Spectrum Financial, Inc. (the "Sub-Adviser"). The Funds are “fund of funds”, in that these Funds will generally invest in other investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are each an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last bid on the day of valuation. Financial futures, which are traded on an exchange, are valued at the last quoted sales price determined by the exchange. Investments in open-end investment companies are valued at net asset value. Total return swaps on exchange-listed securities shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices. Exchange listed swaps shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices. Credit default swaps are valued by a pricing agent covering the specific type of swap. Certain credit default swaps (“CDS”) and credit indices are valued independently by Markit; or if no valuation is available from a pricing agent, at the price received from the broker-dealer/counterparty that issued the swap. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Funds may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Spectrum Funds
Notes to Financial Statements (Continued)
September 30, 2024

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser and/or Sub-Adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Adviser or Sub-Adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Adviser or Sub-Adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the Adviser or Sub-Adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Adviser or Sub-Adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Investment in Funds – The Funds may invest in open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their funds for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis.

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the

Spectrum Funds
Notes to Financial Statements (Continued)
September 30, 2024

marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2024 for each Fund’s investments measured at fair value:

Spectrum Low Volatility Fund
Assets *	Level 1	Level 2	Level 3	Total
Open-End Funds	$155,893,049	$—	$—	$155,893,049
Short-Term Investments	18,929,105	—	—	18,929,105
Derivatives
Swaps	—	296,163	—	296,163
Total Assets	$174,822,154	$296,163	$—	$175,118,317
Liabilities*
Derivatives
Futures Contracts**	$(54,193)	$—	$—	$(54,193)
Swaps**	—	(6,829)	—	(6,829)
Total Liabilities	$(54,193)	$(6,829)	$—	$(61,022)

Spectrum Active Advantage Fund
Assets *	Level 1	Level 2	Level 3	Total
Exchage-Traded Funds	$6,126,198	$—	$—	$6,126,198
U. S. Government & Agencies	—	227,134	—	227,134
Short-Term Investments	329,032	—	—	329,032
Derivatives
Futures Contracts**	136,100	—	—	136,100
Total Assets	$6,591,330	$227,134	$—	$6,818,464
Liabilities*
Derivatives
Futures Contracts**	$(5,800)	$—	$—	$(5,800)
Total Liabilities	$(5,800)	$—	$—	$(5,800)

Spectrum Funds
Notes to Financial Statements (Continued)
September 30, 2024

Spectrum Unconstrained Fund
Assets *	Level 1	Level 2	Level 3	Total
Open-End Funds	$5,663,825	$—	$—	$5,663,825
Short-term Investments	395,806	—	—	395,806
Derivatives
Swaps**	—	98,483	—	98,483
Total Assets	$6,059,631	$98,483	$—	$6,158,114
Liabilities*
Derivatives
Futures Contracts**	$(1,860)	$—	$—	$(1,860)
Total Liabilities	$(1,860)	$—	$—	$(1,860)

*	Refer to the Portfolios of Investments for sector classifications.

**	Futures contracts and swaps are measured at the unrealized appreciation/(depreciation) of the instruments.

The Funds did not hold any Level 3 securities during the current year.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are typically a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities that may be designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses which reduce their value.

Futures Contracts – The Funds are subject to interest rate risk, equity risk and forward currency exchange rate risk in the normal course of pursuing their respective investment objectives. The Funds have purchased or sold futures contracts to gain exposure to, or hedge against, changes in the value of equities and interest rates. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds’ agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Funds recognize a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Funds’ basis in the contract. If the Funds were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Funds would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Funds segregate cash having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Swap Contracts - Each Fund is subject to equity price, credit risk, and interest rate risk in the normal course of pursuing its investment objective. The Funds have entered into various swap transactions for investment purposes or to manage interest rate, equity, or credit risk. These would typically be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) typically earned or realized on particular pre-determined investments or instruments.

Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector). Most equity swap agreements entered into by a Fund calculate the obligations of the parties on a “net basis”. Consequently, a Fund’s current obligations under a swap agreement generally will be equal to the net amount to be paid or received under the agreement based on the relative value of the positions held by each party. A Fund’s obligations are accrued daily (offset by any amounts owed to a Fund).

Spectrum Funds
Notes to Financial Statements (Continued)
September 30, 2024

The Funds may enter into swap contracts that provide the opposite return of the particular benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the return of the swap. However, in certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which a Fund pays the counterparty interest. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap. The Funds will typically enter into equity swap agreements in instances where the Adviser or Sub-Adviser believes that it may be more cost effective or practical than buying a security or the securities represented by a particular index.

The Funds may enter into credit default swaps (“CDS”). CDS are typically two-party (bilateral) financial contracts that transfer credit exposure between the two parties. One party to a CDS (referred to as the credit protection “buyer”) receives credit protection or sheds credit risk, whereas the other party to a CDS (referred to as the credit protection “seller”) is selling credit protection or taking on credit risk. The seller typically receives pre-determined periodic payments from the other party. These payments are in consideration for agreeing to make compensating specific payments to the buyer should a negative credit event occur, such as (1) bankruptcy or (2) failure to pay interest or principal on a reference debt instrument, with respect to a specified issuer or one of the reference issuers in a CDS portfolio. In general, CDS may be used by the Funds to obtain credit risk exposure similar to that of a direct investment in high yield bonds. Higher swap spreads generally imply a higher risk of default.

The amounts to be exchanged or “swapped” between parties are calculated with respect to the notional amount. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The maximum pay-outs for these contracts are limited to the notional amount of each swap. CDS may involve greater risks than if the Funds had invested in the referenced obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.

By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to -market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

The Funds collateralize swap agreements with cash and certain securities as indicated on the Portfolios of Investments and Statements of Assets and Liabilities of the Funds, respectively. Such collateral is held for the benefit of the counterparty in a segregated account at the Custodian to protect the counterparty against non-payment by the Funds. The Funds do not net collateral. In the event of a default by the counterparty, the Funds will seek release of this collateral and may incur certain costs exercising their rights with respect to the collateral. Amounts expected to be owed by the Funds are regularly collateralized either directly with the Funds or in a segregated account at the Custodian.

A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty to the extent that posted collateral, if any, is insufficient. The Funds will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is counterparty to a swap agreement is monitored by the Adviser. The financial statements of these counterparties may be available by accessing the SEC’s website, at www.sec.gov.

Spectrum Funds
Notes to Financial Statements (Continued)
September 30, 2024

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Funds and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreements. Any election to early terminate could be material to the financial statements.

During the normal course of business, the Funds purchase and sell various financial instruments, which may result in market, credit and liquidity risks, the amount of which is not apparent from the financial statements.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Foreign withholding tax is recorded as incurred or known, in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly for the Low Volatility Fund and the Unconstrained Fund; and annually for the Active Advantage Fund. Distributable net realized capital gains, if any, are declared and distributed annually in December. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Funds.

Federal Income Tax – It is each Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years 2021 – 2023 or expected to be taken in all the Funds’ 2024 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Spectrum Funds
Notes to Financial Statements (Continued)
September 30, 2024

3.	INVESTMENT TRANSACTIONS

For the year ended September 30, 2024, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and derivatives amounted to $515,100,210 and $484,314,538 for the Low Volatility Fund, $51,783,448 and $46,948,374 for the Active Advantage Fund and $8,633,206 and $4,935,697 for the Unconstrained Fund.

4.	OFFSETTING OF FINANCIAL AND DERIVATIVE ASSETS AND LIABILITIES

The Funds’ policy is to recognize a gross asset or liability equal to the unrealized gain/(loss) for futures and swap contracts. During the year ended September 30, 2024 the Funds were subject to a master netting arrangement for the swap and futures contracts. The following table shows additional information regarding the offsetting of assets and liabilities at September 30, 2024.

SpectrumLow Volatility Fund
Assets:
				Gross Amounts Not Offset in
				the Statements of Assets &
				Liabilities
	Gross Amount	Gross Amounts	Net Amounts of
	Recognized in the	Offset in the	Assets Presented		Cash
	Statements of	Statements of	in the Statements of	Financial	Collateral
Description	Assets & Liabilities	Assets & Liabilities	Assets & Liabilities	Instruments	Received	Net Amount
Swaps Contracts - OTC	$296,163	$—	$296,163	$(6,829)	$—	$289,334
Total	$296,163	$—	$296,163	$(6,829)	$—	$289,334

Liabilities:
				Gross Amounts Not Offset in
				the Statements of Assets &
				Liabilities
			Net Amounts of
		Gross Amounts	Liabilities
	Gross Amounts of	Offset in the	Presented in the		Cash
	Recognized	Statements of	Statements of	Financial	Collateral
Description	Liabilities	Assets & Liabilities	Assets & Liabilities	Instruments	Pledged*	Net Amount
Futures Contracts	$(54,193)	$—	$(54,193)	$—	$54,193	$—
Swaps Contracts - OTC	(6,829)	—	(6,829)	6,829	—	—
Total	$(61,022)	$—	$(61,022)	$6,829	$54,193	$—

Spectrum Funds
Notes to Financial Statements (Continued)
September 30, 2024

Spectrum Active Advantage Fund
Assets:
				Gross Amounts Not Offset in the
				Statements of Assets & Liabilities
		Gross Amounts	Net Amounts of
	Gross Amounts	Offset in the	Assets Presented in
	of Recognized	Statements of	the Statements of	Financial	Cash Collateral
Description	Assets	Assets & Liabilities	Assets & Liabilities	Instruments	Received	Net Amount
Futures Contracts	$136,100	$—	$136,100	$(5,800)		$130,300
Total	$136,100	$—	$136,100	$(5,800)	$—	$130,300

Liabilities:
				Gross Amounts Not Offset in the
				Statements of Assets & Liabilities
		Gross Amounts	Net Amounts of
	Gross Amounts	Offset in the	Liabilities Presented in
	of Recognized	Statements of	the Statements of	Financial	Cash Collateral	Liability Net
Description	Liabilities	Assets & Liabilities	Assets & Liabilities	Instruments	Pledged	Amount
Futures Contracts	$(5,800)	$—	$(5,800)	$5,800	$—
Total	$(5,800)	$—	$(5,800)	$5,800	$—	$—

Spectrum Unconstrained Fund
Assets:
				Gross Amounts Not Offset in the
				Statements of Assets &
				Liabilities
	Gross Amount	Gross Amounts	Net Amounts of Assets
	Recognized in the	Offset in the	Presented in the		Cash
	Statements of	Statements of	Statements of Assets &	Financial	Collateral
Description	Assets & Liabilities	Assets & Liabilities	Liabilities	Instruments	Received	Net Amount
Swaps Contracts - OTC	$98,483	$—	$98,483	$—	$—	$98,483
Total	$98,483	$—	$98,483	$—	$—	$98,483

Liabilities:
				Gross Amounts Not Offset in the
				Statements of Assets &
				Liabilities
		Gross Amounts	Net Amounts of
	Gross Amounts of	Offset in the	Liabilities Presented in		Cash
	Recognized	Statements of	the Statements of	Financial	Collateral
Description	Liabilities	Assets & Liabilities	Assets & Liabilities	Instruments	Pledged*	Net Amount
Futures Contracts	$(1,860)	$—	$(1,860)	$—	$1,860	$—
Total	$(1,860)	$—	$(1,860)	$—	$1,860	$—

*	The amount is limited to the derivative liability balance and accordingly does not include excess collateral pledged.

Impact of Derivatives on the Statements of Assets and Liabilities and Statements of Operations

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of September 30, 2024:

Derivative Investment Type	Location on the Statement of Assets and Liabilities
Swap Contracts	Unrealized appreciation/depreciation on swaps
Futures Contracts	Unrealized appreciation/depreciation on futures

Spectrum Funds
Notes to Financial Statements (Continued)
September 30, 2024

The following table sets forth the fair value of the Funds’ derivative contracts as of September 30, 2024:

Spectrum Low Volatility Fund
Asset (Liability) Derivatives Investment Value
			Total as of
Derivative Investment Type		Interest Rate Risk	September 30, 2024
Futures Contracts *		$(54,193)	$(54,193)
Total Return Swaps		289,334	289,334
Total		$235,141	$235,141

Spectrum Active Advantage Fund
Asset (Liability) Derivatives Investment Value
			Total as of
Derivative Investment Type		Equity Risk	September 30, 2024
Futures Contracts *		$130,300	$130,300
Total		$130,300	$130,300

Spectrum Unconstrained Fund
Asset (Liability) Derivatives Investment Value
			Total as of
Derivative Investment Type	Interest Rate Risk	Equity Risk	September 30, 2024
Futures Contracts *	$(1,860)	$—	$(1,860)
Swaps	98,279	204	98,483
Total	$96,419	$204	$96,623

*	Represents cumulative appreciation/depreciation on futures contracts as reported in the Portfolio of Investments.

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the year ended September 30, 2024:

Derivative Investment Type	Location of Gain/Loss on Derivative
Swaps/Futures	Net realized gain (loss) from Swaps
Net realized gain (loss) from Futures
Net change in unrealized appreciation (depreciation) on Swaps
Net change in unrealized appreciation (depreciation) on Futures

Spectrum Funds
Notes to Financial Statements (Continued)
September 30, 2024

The following is a summary of the Funds’ realized gain/(loss) on derivative investments recognized in the Statements of Operations categorized by primary risk exposure for the year ended September 30, 2024:

Spectrum Low Volatility Fund
Realized gain on derivatives recognized in the Statements of Operations
	Interest Rate		Total for the Year Ended
Derivative Investment Type	Risk	Credit Risk	September 30, 2024
Swaps	$8,728,540	$950,023	$9,678,563
Futures	143,910	—	143,910
Total	$8,872,450	$950,023	$9,822,473

Changes in unrealized appreciation (depreciation) on derivatives recognized in the Statements of Operations
		Interest Rate	Total for the Year Ended
Derivative Investment Type		Risk	September 30, 2024
Swaps		$289,334	$289,334
Futures		(54,193)	(54,193)
Total		$235,141	$235,141

Spectrum Active Advantage Fund
Realized gain (loss) on derivatives recognized in the Statements of Operations
			Total for the Year Ended
Derivative Investment Type	Equity Risk	Interest Rate Risk	September 30, 2024
Futures	$374,936	$(5,125)	$369,811
Total	$374,936	$(5,125)	$369,811

Changes in unrealized appreciation (depreciation) on derivatives recognized in the Statements of Operations
			Total for the Year Ended
Derivative Investment Type	Equity Risk	Interest Rate Risk	September 30, 2024
Futures	$239,568	$(750)	$238,818
Total	$239,568	$(750)	$238,818

Spectrum Unconstrained Fund
Realized gain (loss) on derivatives recognized in the Statements of Operations
	Interest Rate		Total for the Year Ended
Derivative Investment Type	Risk	Credit Risk	September 30, 2024
Swaps	$338,651	$31,160	$369,811
Futures	(18,781)	—	(18,781)
Total	$319,870	$31,160	$351,030

Changes in unrealized appreciation (depreciation) on derivatives recognized in the Statements of Operations
		Interest Rate	Total for the Year Ended
Derivative Investment Type	Equity Risk	Risk	September 30, 2024
Swaps	$535	$98,279	$98,814
Futures	—	(1,860)	(1,860)
Total		$96,419	$96,954

The notional value of the derivative instruments outstanding as of September 30, 2024 as disclosed in the Portfolios of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

5.	RISKS

Market Risk: Market risk is the risk that changes in interest rates, foreign exchange rates or equity prices will affect the positions held by the Funds. The Funds are exposed to market risk on financial instruments that are valued at market prices as disclosed in the Portfolios of Investments. The prices of derivative instruments, including swaps and futures prices, can be highly volatile. Price movements of derivative contracts in which the Funds’ assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and

Spectrum Funds
Notes to Financial Statements (Continued)
September 30, 2024

national and international political and economic events and policies. The Funds are exposed to market risk on derivative contracts in that the Funds may not be able to readily dispose of its holdings when they choose and also that the price obtained on disposal is below that at which the investment is included in Funds’ financial statements. All financial instruments are recognized at fair value, and all changes in market conditions directly affect net income. A Fund’s investments in derivative instruments are exposed to market risk and are disclosed in the portfolio of investments.

Counterparty Risk: The Funds may invest in derivative instruments (the “Product”) issued for the Funds including by Barclays Capital, Inc., Canadian Imperial Bank of Commerce and Nomura Global Financial Products, Inc. (collectively, “Counterparties”). If Counterparties become insolvent, each may not be able to make any payments under the Product and a Fund may lose their capital invested in the Product. A decline in Counterparties’ financial standing is likely to reduce the market value of the Product and therefore the price a Fund may receive for the Product if sold it in the market.

Liquidity Risk: Liquidity risk is the risk that a Fund will encounter difficulty in raising funds to meet commitments. Liquidity risk may result in an inability to sell investments quickly at close to fair value. As a result, the Funds may not be able to quickly liquidate their investments in these instruments at an amount close to their fair value in order to meet its liquidity requirements. The Funds do not anticipate any material losses as a result of liquidity risk.

6.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The business activities of the Funds are overseen by the Board, which is responsible for the overall management of the Funds. Advisors Preferred, LLC, serves as investment adviser to the Funds. The Adviser has engaged Spectrum Financial, Inc. to serve as the sub-adviser to the Funds. The sub-adviser fees are the responsibility of the Adviser.

Pursuant to an advisory agreement with the Funds, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser an advisory fee computed and accrued daily and paid monthly at an annual rate of 2.15% of the average daily net assets for both Spectrum Low Volatility Fund and Spectrum Unconstrained Fund and 1.50% of the average daily net assets for the Spectrum Active Advantage Fund. The Adviser, not the Fund, pays the Sub-Adviser. Pursuant to the advisory agreement, the Advisor earned $4,771,230, $112,332, and $170,179 for Spectrum Low Volatility Fund, Spectrum Active Advantage Fund and Spectrum Unconstrained Fund, respectively, in advisory fees for the year ended September 30, 2024.

Pursuant to a liquidity program administrator agreement with the Funds, the Adviser, provides a liquidity program administrator who, directs the operations of the Funds’ liquidity risk management program. As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser out of pocket expenses and an annual fee of $9,000 per Fund. The Adviser has voluntarily agreed to waive the liquidity program administration fee for the Active Advantage Fund and the Unconstrained Fund. Pursuant to the liquidity program administrator agreement, the Adviser earned (net of voluntary waivers) $9,000, $0 and $0 for Spectrum Low Volatility Fund, Spectrum Active Advantage Fund and Spectrum Unconstrained Fund, respectively, in fees for the year ended September 30, 2024.

Ultimus Fund Solutions, LLC (“UFS”), provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to a separate servicing agreement with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Under the terms of the Funds’ agreement with UFS, UFS pays for certain operating expenses of the Funds. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Funds for serving in such capacities.

Spectrum Funds
Notes to Financial Statements (Continued)
September 30, 2024

In addition, certain affiliates of UFS provide ancillary services to the Funds as follows:

Blu Giant, LLC (“Blu Giant”) Blu Giant, an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. These expenses are the responsibility of UFS.

The Funds pay Ceros Financial Services Inc. (the “Distributor”) to provide compensation for ongoing servicing related activities or services and/or maintenance of the Investor Class accounts, not otherwise required to be provided by the Adviser. For the year ended September 30, 2024, the Funds paid $88,756, $2,247 and $2,375 for Spectrum Low Volatility Fund, Spectrum Active Advantage Fund and Spectrum Unconstrained Fund, respectively, which was paid out to brokers and dealers.

During the year ended September 30, 2024, Ceros Financial Services, Inc. (“Ceros”), a registered broker/dealer and an affiliate of the Adviser, executed trades on behalf of the Funds. Spectrum Low Volatility Fund, Spectrum Active Advantage Fund and Spectrum Unconstrained Fund paid trade commissions of $350, $10,540, and $40 to Ceros, respectively. Any 12b-1 fees received by Ceros related to a Fund’s investment in another Fund are returned to the respective Fund.

Each Trustee who is not an “interested person” of the Trust or Advisor is compensated at a rate of $72,000 per year plus $2,500 minimum per meeting for certain special meetings, which varies based on the matters submitted, as well as for reimbursement for any reasonable expenses incurred attending the meetings, paid quarterly. These fees are borne by the Adviser. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust. Interested trustees of the Trust are also officers or employees of the Advisor and its affiliates.

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes including futures and swaps, and its respective gross unrealized appreciation and depreciation at September 30, 2024, were as follows:

		Gross		Net Unrealized
		Unrealized	Gross Unrealized	Appreciation
Fund	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
Spectrum Low Volatility Fund	$171,646,786	$3,464,702	$—	$3,464,702
Spectrum Active Advantage Fund	6,551,646	154,343	(23,625)	130,718
Spectrum Unconstrained Fund	5,938,854	5,757,274	(5,572,849)	184,425

Spectrum Funds
Notes to Financial Statements (Continued)
September 30, 2024

8.	DISTRIBUTION TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the years ended September 30, 2024, and September 30, 2023 were as follows:

For the year ended September 30, 2024:
	Ordinary	Long-Term	Return	Tax-exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
Spectrum Low Volatility Fund	$9,574,095	$—	$—	$177,684	$9,751,779
Spectrum Active Advantage Fund	148,598	—	—	—	148,598
Spectrum Unconstrained Fund	265,613	—	—	—	265,613

For the period ended September 30, 2023:
	Ordinary	Long-Term	Return	Tax-exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
Spectrum Low Volatility Fund	$3,033,973	$—	$—	$—	$3,033,973
Spectrum Advisors Preferred Fund	—	—	72,303	—	72,303
Spectrum Unconstrained Fund	76,767	—	—	—	76,767

As of September 30, 2024, the components of distributable earnings/ (accumulated deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earning/
Portfolio	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Accumulated Deficit)
Spectrum Low Volatility Fund	$11,523,386	$—	$—	$—	$—	3,464,702	$14,988,088
Spectrum Active Advantage Fund	19,729	—	—	(4,846,146)	—	130,718	(4,695,699)
Spectrum Unconstrained Fund	107,978	—	—	(703,163)	—	184,425	(410,760)

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales, and mark-to-market on open futures.

On September 30, 2024, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Portfolio	Short-Term	Long-Term	Total	CLCF Utilized
Spectrum Low Volatility Fund	$—	$—	$—	$2,662,394
Spectrum Active Advantage Fund	3,410,682	1,435,464	4,846,146	533,149
Spectrum Unconstrained Fund	690,658	12,505	703,163	178,174

Spectrum Funds
Notes to Financial Statements (Continued)
September 30, 2024

During the fiscal period ended September 30, 2024, certain of the Funds utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to use of tax equalization credits, resulted in reclassifications for the year ended September 30, 2024, as follows:

	Paid In	Accumulated
Portfolio	Capital	Earnings (Losses)
Spectrum Low Volatility Fund	$734,781	$(734,781)
Spectrum Active Advantage Fund	—	—
Spectrum Unconstrained Fund	—	—

9.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund pursuant to Section 2(a)(9) of the 1940 Act. As of September 30, 2024, National Financial Services LLC held approximately 54%, 92% and 99% of the Spectrum Low Volatility Fund, Spectrum Active Advantage Fund and Spectrum Unconstrained Fund, respectively, and Charles Schwab & Co., Inc. held approximately 34% of the Spectrum Low Volatility Fund. The Funds have no knowledge as to whether any beneficial owner included in these nominee accounts holds more than 25% of the voting shares of the Funds.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Spectrum Low Volatility, Spectrum Active Advantage Fund, and Spectrum Unconstrained Fund and Board of Trustees of Advisors Preferred Trust.

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Spectrum Low Volatility Fund, Spectrum Active Advantage Fund, and Spectrum Unconstrained Fund (the “Funds”), each a series of Advisors Preferred Trust, as of September 30, 2024, the related statements of operations and changes in net assets and the financial highlights for each of the periods indicated below, and the related notes, (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2024, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Spectrum Low Volatility Fund and Spectrum Active Advantage Fund	For the year ended September 30, 2024	For the year ended September 30, 2024 and 2023	For the years ended September 30, 2024, 2023, 2022, 2021, and 2020
Spectrum Unconstrained Fund	For the year ended September 30, 2024	For the years ended September 30, 2024 and 2023	For the years ended September 30, 2024, 2023, and 2022, and the period from April 16, 2021 (commencement of operations) through September 30, 2021

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

COHEN & COMPANY, LTD.

800.229.1099 | 866.818.4538 fax | cohencpa.com

Registered with the Public Company Accounting Oversight Board

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies adviser by Advisors Preferred, LLC since 2012.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

November 29, 2024

Spectrum Funds

Supplemental Information (Unaudited)

September 30, 2024

Approval of Renewal of the Investment Advisory and Sub-Advisory Agreements for the Spectrum Low Volatility Fund, Spectrum Active Advantage Fund, and Spectrum Unconstrained Fund

At an in-person meeting held on May 23, 2024 (the "Meeting") the Board of Trustees (the "Board"), of Advisors Preferred Trust (the "Trust"), including a majority of Trustees who are not "interested persons" (the "Independent Trustees"), as such term is defined under Section 2(a)(19) of the 1940 Act, considered the renewal of the investment advisory agreement (the "Advisory Agreement') between Advisors Preferred, LLC (the "Adviser") and the Trust, on behalf of Spectrum Low Volatility Fund, Spectrum Active Advantage Fund, and Spectrum Unconstrained Fund (together the "Spectrum Funds"); and the renewal of the sub-advisory agreement (the "Sub-Advisory Agreement") between the Adviser and Spectrum Financial, Inc. (“Spectrum Financial”) (the "Sub-Adviser").

The Board then reviewed and discussed the written materials that were provided by Advisors Preferred, LLC and Spectrum Financial in advance of the Meeting and deliberated on the renewal of the Advisory Agreements with respect to Spectrum Funds. The Board members relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory and Subadvisory Agreements with respect to Spectrum Funds. The Board conducted some of their deliberations on a joint basis for the Adviser and the Sub-Adviser given the close working relationship of the Adviser and Sub-Adviser.

Nature, Extent and Quality of Services: With respect to the nature, extent and quality of services provided, the Board reviewed the Adviser's Form ADV, and the Sub-Adviser's Form ADV, a description of the manner in which investment decisions, including asset allocation, sector selection, and trade execution are made for each Spectrum Fund by the Sub-Adviser, a description of the services provided by the Adviser and those services provided by the Sub-Adviser and those executed by the Adviser. The Board reviewed the experience of professional personnel from both the Adviser and Sub-Adviser performing services for the Spectrum Funds, including the team of individuals that primarily monitor and execute the investment and administration process, and the respective portfolio managers. Further the Board reviewed a certification from each of the Adviser and Sub-Adviser certifying that each has adopted a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b) and noted that each of the Adviser and Sub-Advisers have adopted procedures reasonably necessary to prevent Access Persons from violating such Code of Ethics.

Advisors Preferred: The Board reviewed the balance sheet of the Adviser as of March 31, 2024, and the profit and loss statement for January through March 31, 2024. The Board also reviewed the audited financials of the Adviser as of December 31, 2023. The Adviser reported $1.7 billion in total assets under management in active mutual funds and Ms. Ayers-Rigsby noted the commitment from Adviser to grow assets and fees as discussed earlier.

The Board discussed the Adviser's compliance program with the CCO of the Trust. The Board considered that the CCO of the Trust also serves as CCO of the Adviser and acknowledged they are confident in her abilities with respect to both positions. The Trustees were comfortable that if a conflict of interest were to arise, counsel would be called upon for a solution. The Board noted that the Adviser continues to have in place procedures which are currently working to prevent violations of applicable securities laws. The CCO confirmed that she has the support and resources to ensure the compliance procedures of the Trust are updated in accordance with current SEC rules. The Board considered that the cybersecurity risk of the Adviser is managed by Sikich LLP with no data breaches reported. The Board discussed the overall

Spectrum Funds
Supplemental Information (Unaudited)(Continued)
September 30, 2024

technology of the Adviser with the CCO. The Adviser confirmed adequate Professional Liability Insurance is in place, including $2 million for the Independent Directors. Mr. Bridgeport noted the Board had previously reviewed the business continuity plan for the Adviser. The Board concluded that the Adviser has qualified professionals, resources, and compliance policies essential to performing its duties under the Advisory Agreements. The Board reviewed financial statements of the Adviser and concluded it has sufficient financial resources to fulfill it Trust-related obligations, based in part on a representation that the Adviser has access to additional capital, as needed.

Spectrum Financial: The Board reviewed the income statement of Spectrum Financial for the four months ended April 30, 2024 and the balance sheet as of April 30, 2024 and found the Sub-Adviser financially adequate to continue to service the three Spectrum Funds. The Board concluded that Spectrum Financial is sufficiently financially sound to continue to serve as sub-adviser to the Spectrum Funds.

The Board confirmed with the Adviser's CCO that she works with the CCO of Spectrum Financial, and she had reviewed the policies and procedures manual of Spectrum Financial, including their latest revisions and business continuity plans. The Board confirmed the cybersecurity risk management is the responsibility of the compliance and IT teams of Spectrum Financial, and that there were no reported breaches. The Board noted that Spectrum Financial does have Directors & Officers Errors & Omissions Liability insurance

The Board determined that Spectrum Financial has a compliance program in place that is reasonably designed to prevents violation of the applicable federal securities laws. The Board noted they are familiar with the portfolio managers of the Sub-Adviser and their qualifications in managing the Spectrum Funds.

Performance. The Board considered that the Adviser delegates day-to-day investment decisions to the Sub-Adviser and, therefore, does not directly control the performance of the Spectrum Funds. The Board considered the Adviser's other responsibilities under the Advisory Agreement, including with respect to trade oversight, reviewing daily positions and balance reports for the Spectrum Funds, obtaining derivative agreements for the Spectrum Funds and reporting to the Board. The Trustees concluded that the Adviser appears to be properly and reasonably monitoring the Sub-Adviser's adherence to each Spectrum Fund's investment objectives and appears to be carrying out its functions appropriately.

Spectrum Low Volatility Fund: The Board considered the Fund's performance as compared to a benchmark index and the Fund's Morningstar category, Nontraditional Bond. The Board reviewed one-, three-, five- and 10-year periods ended March 31, 2024. They noted the Fund outperformed the Morningstar Nontraditional Bond category for the one-, three- five- and ten-year periods. The Board recognized the Fund seeks risk adjusted returns, and therefore lagged the S&P 500 Index for the same periods. The Board concluded that performance was satisfactory, and that with Adviser oversight, Spectrum Financial was expected to continue to obtain an acceptable level of investment returns for shareholders over the long term.

Spectrum Active Advantage Fund: The Board recognized the Fund's performance has been below expectations and trailed both the Morningstar Tactical Allocation category and the S&P 500 Index for the one-, three-, and five-year periods and since inception ended March 31, 2024 for the S&P 500 Index. The Board discussed the Fund’s signal-driven short-term and intermediate term strategies focusing on various equity sectors. The sub-adviser discussed how the Fund invests through stock index futures and swaps on sectors represented in ETFs and beta stock baskets. The Board concluded that the Active Advantage’s performance was disappointing and agreed with the sub-adviser’s decision to revisit the Fund’s performance at year end December 31, 2024 and evaluate the future for the Fund under the current

Spectrum Funds
Supplemental Information (Unaudited)(Continued)
September 30, 2024

investment strategy with refinements. In spite of lagging performance, the Trustees concluded it was nonetheless acceptable to re-evaluate the Fund’s performance at calendar year end.

Spectrum Unconstrained Fund: The Board considered the Fund's performance as compared to Bloomberg Aggregate Bond Index and the Fund's Morningstar category, Nontraditional Bond for the one-year, and since inception periods ended March 31, 2024. Discussion followed with respect to the Fund outperforming its benchmark for both periods and slightly lagging its Morningstar category for the one-year period. The Fund has a short performance history, and the sub-adviser believes in its proven techniques for the concept of highly leveraged positions, and that in the right economic environment, the Fund will quicky move to positive above peer group returns. The Board decided to continue to monitor the Fund's performance in the long term but concluded it was acceptable.

Fees and Expenses: As to the costs of the services provided to each Spectrum Fund by the Adviser and Sub-Adviser, respectively, the Board reviewed and discussed the advisory fee and total operating expenses of each Spectrum Fund compared to its peer group and Morningstar category as presented in the Meeting Materials. The Board acknowledged that the Adviser pays the Sub-Adviser directly consistent with agreements in effect.

Spectrum Low Volatility Fund: The Board noted that the Fund’s investment strategy did not lend itself to a single Morningstar category and the advisory fee of 2.15% for Low Volatility was above the above range for the Morningstar Nontraditional Bond, Tactical Allocation, and Macro Trading Categories. The Board also compared the advisory fee to Morningstar Systematic Trend category and found it well below the maximum advisory fees in the category. The Board noted that the Fund does not easily fit within a single category because of its wide-ranging strategy. The Trustees considered that of the 2.15% advisory fee, the sub-adviser receives 1.80%, lower than the fees it charges separately managed accounts. The Trustees discussed net expenses of 2.62% for Investor Class shares and found it was slightly above the maximum net expense for the Morningstar Nontraditional Bond and Macro Trading same class categories. With respect to the Morningstar Tactical Allocation and Systematic Trend categories, the Fund's net expenses were found by the Board to be below the reasonable maximum net expense. With regards to Advisor Class shares, the Board noted the net expense ratio of 2.87% was below the reasonable maximum net fees for Morningstar Tactical Allocation and Systematic Trend A Class categories, yet above the range for Morningstar Nontraditional Bond Tactical Allocation, and Macro Trading A Class categories.

Spectrum Active Advantage Fund: The Board noted that the Fund’s investment strategy did not lend itself to a single Morningstar category and the advisory fee of 1.50% for Active Advantage was within the reasonable range of fees for the Morningstar Macro Trading, Tactical Allocation, Nontraditional Bond and Systematic Trend Category. The Trustees noted that the Fund does not easily fit within a single category because of its specific strategy. The Board acknowledged that of the 1.50% advisory fee, the Sub-Adviser is paid 1.15% directly from the adviser. The Board discussed net expenses of 1.83% for Investor Class shares and found them within the reasonable range for the Morningstar Tactical Allocation, Macro Trading, Nontraditional Bond and Systematic Trend Institutional Class categories.

Spectrum Unconstrained Fund: The Board noted that the Fund’s investment strategy did not lend itself to a single Morningstar category and the advisory fee of 2.15% for Unconstrained Fund was above range for the Morningstar Nontraditional Bond, Tactical Allocation, and Macro Trading categories. The Board found the advisory fee within range and below the reasonable maximum advisory fee for the Morningstar Systematic Trend category. The Trustees noted that the Fund does not easily fit within a single category because of its wide-ranging strategy. The Board acknowledge the Adviser pays the Sub-Adviser directly 1.80% from the advisory fee it receives. The Trustees discussed net expenses of 2.75% for Investor Class

Spectrum Funds
Supplemental Information (Unaudited)(Continued)
September 30, 2024

shares and found it was above range for the Morningstar Nontraditional Bond and Macro Trading Institutional class category. However, the Board discussed that the net expenses were within the reasonable range, and below the maximum in the Tactical Allocation and Systematic Trend Morningstar Institutional class categories.

Profitability of Adviser. The Board reviewed the levels of profits to Spectrum Financial for the fiscal year ended September 30, 2023 from each Spectrum Fund with respect to advisory fees and from the total relationship with each Fund. They considered whether profits from each Spectrum Fund were reasonable in light of services provided, including the assets levels and payments to the sub-adviser. The Board considered the split with Spectrum Financial to be reasonable for the services provided. The Board concluded the Adviser having excess profits from advising the Spectrum Funds is not a concern.

Spectrum Low Volatility, Active Advantage and Unconstrained Funds: In discussion and review of the profitability statement from the Adviser with respect to the Spectrum Funds, the Board considered the split between the Adviser and Sub-Adviser. The Board noted that the Adviser was slightly profitable from Low Volatility (4%), modestly profitability from Active Advantage (17%) and Unconstrained (10%) in Advisory Fees earned. The Board acknowledged that when taking into consideration the Adviser's total relationship with the Funds, the profitability was 4%, 16%, and 10% respectively from Low Volatility, Active Advantage and Unconstrained. The Trustees discussed the commission earned on Fund portfolio transactions by the Adviser's affiliate as part of the total relationship. The Board concluded that the Adviser realized relatively low profits from its services to the Funds and therefore, excessive profits are not of concern at this time.

Profitability of Sub-Adviser: The Board reviewed the Levels of profit to Spectrum Financial for the year ended September 30, 2023. The Board reviewed the profitability reports submitted by Spectrum Financial, and sub-advisory fees received of 1.80%, 1.15%, and 1.80% of average net assets, respectively from Low Volatility, Active Advantage and Unconstrained. The Board noted that Spectrum Financial made a 62% profit from Low Volatility, a 63% profit from Active Advantage, and a 68% profit from Unconstrained for the fiscal year ended September 30, 2023. The Board concluded that Spectrum Financial's profits were reasonable entrepreneurial profits for services provided to the Funds. The Board discussed a joint revenue sharing agreement in place between the Adviser and Spectrum Financial allowing for payments to individuals for raising assets for the Funds. Ms. Ayers-Rigsby noted the agreement has been updated to accommodate the current market conditions for distributing the Funds' shares. She also noted the agreement includes Hundredfold Select. The Board concluded that excess profits for the Sub-Adviser with respect to each of Low Volatility, Active Advantage and Unconstrained is currently not a concern, but profit margins are near the upper end of court reviewed profit margins, and they will monitor profits from each Fund as assets continue to grow.

The Board, in consultation with counsel noted that current court rulings with respect to profitability suggest up to or even over a 70% profit margin for any adviser or sub-adviser could be acceptable and not considered excessive.

Economies of Scale. As to the extent to which the Spectrum Funds will realize economies of scale, the Adviser reported an estimate of $500 million per Fund to be the minimum asset level required to reach such economies of scale and that some Funds may not achieve economies of scale as they may face capacity issues under certain investment strategies. The Board discussed the Adviser's expectations for the growth in net assets of each Spectrum Fund and concluded that any material economies of scale were not a concern at present assets levels. The Trustees noted economies of scale is an advisory agreement

Spectrum Funds
Supplemental Information (Unaudited)(Continued)
September 30, 2024

concern and is not a consideration for approval of any sub-advisory agreements. The Board agreed to revisit economies of scale as assets of the Funds continue to grow.

Conclusion. Counsel assisted the Board throughout the Advisory Agreement and Sub-Advisory Agreement review process. The Board members relied upon the advice of counsel, and their own business judgment, in determining the material factors to be considered in evaluating the Advisory Agreement and Sub-Advisory Agreement. In considering the approval, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement and Sub-Advisory Agreement.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies will be available without charge, upon request, by calling 1-866-862-9686 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-866-862-9686.

INVESTMENT ADVISOR
Advisors Preferred LLC
1445 Research Blvd., Suite 530
Rockville, Maryland 20850

INVESTMENT SUB-ADVISOR
Spectrum Financial, Inc.
272 Bendix Road Suite 600
Virginia Beach, VA 23452

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders. None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Preferred Trust

By (Signature and Title)
/s/ Catherine Ayers-Rigsby
Catherine Ayers-Rigsby, Principal Executive Officer/President

Date	11/29/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Catherine Ayers-Rigsby
Catherine Ayers-Rigsby, Principal Executive Officer/President

Date	11/29/24

By (Signature and Title)
/s/ Christine Casares
Christine Casares, Principal Financial Officer/Treasurer

Date	11/29/24